Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

July 31, 2019

DIFK6-QTLY-0919
1.9883984.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 1.4%
CSL Ltd.	127,291	$19,862,792
Magellan Financial Group Ltd.	434,964	18,266,805

TOTAL AUSTRALIA		38,129,597

Bailiwick of Jersey - 1.0%
Experian PLC	490,467	14,911,423
Ferguson PLC	180,396	13,522,557

TOTAL BAILIWICK OF JERSEY		28,433,980

Belgium - 0.9%
KBC Groep NV	368,175	23,753,163
Bermuda - 1.7%
Credicorp Ltd. (United States)	53,590	11,682,084
Hiscox Ltd.	529,023	10,936,863
IHS Markit Ltd. (a)	209,377	13,488,066
Marvell Technology Group Ltd.	425,277	11,167,774

TOTAL BERMUDA		47,274,787

Brazil - 0.8%
BM&F BOVESPA SA	676,232	7,475,789
Notre Dame Intermedica Participacoes SA	484,241	5,544,914
Rumo SA (a)	1,417,294	8,140,523

TOTAL BRAZIL		21,161,226

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	523,301	32,076,868
Cenovus Energy, Inc. (Canada)	785,046	7,298,465
Constellation Software, Inc.	12,919	12,291,453
Fairfax India Holdings Corp. (a)(b)	605,328	7,717,932
Franco-Nevada Corp.	81,479	7,081,104
Kirkland Lake Gold Ltd.	162,828	6,733,711
Suncor Energy, Inc.	188,014	5,394,825
Waste Connection, Inc. (Canada)	33,034	2,996,287

TOTAL CANADA		81,590,645

Cayman Islands - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	127,105	22,003,147
Anta Sports Products Ltd.	769,591	5,744,946
ENN Energy Holdings Ltd.	283,918	2,920,495
Hansoh Pharmaceutical Group Co. Ltd. (b)	462,000	1,241,586
Sea Ltd. ADR (a)	79,856	2,802,946
Tencent Holdings Ltd.	337,836	15,740,784
Zai Lab Ltd. ADR (a)	90,028	2,891,699

TOTAL CAYMAN ISLANDS		53,345,603

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	81,309	11,405,273
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,025,928	12,091,396
Shanghai International Airport Co. Ltd. (A Shares)	615,506	7,351,863
Yantai Jereh Oilfield Services (A Shares)	361,500	1,390,590

TOTAL CHINA		32,239,122

Denmark - 1.8%
DSV de Sammensluttede Vognmaend A/S	203,724	19,479,080
Netcompany Group A/S (a)(b)	111,000	4,360,491
Novozymes A/S Series B	181,873	8,446,857
ORSTED A/S (b)	199,429	18,216,987

TOTAL DENMARK		50,503,415

France - 7.3%
Amundi SA (b)	201,878	13,945,086
Capgemini SA	184,465	23,534,367
Danone SA	223,447	19,380,220
Edenred SA	27,289	1,372,693
Essilor International SA	32,108	4,359,417
Kering SA	15,902	8,264,850
Legrand SA	116,447	8,231,990
LVMH Moet Hennessy Louis Vuitton SE	86,393	35,685,420
Pernod Ricard SA	47,446	8,353,739
Sanofi SA	346,673	28,888,891
SR Teleperformance SA	107,863	22,639,063
VINCI SA	246,186	25,323,608

TOTAL FRANCE		199,979,344

Germany - 9.7%
adidas AG	99,178	31,789,708
Allianz SE	114,237	26,504,021
Bayer AG	246,106	15,940,037
Deutsche Borse AG	157,052	21,802,351
Deutsche Post AG	489,160	15,979,668
Hannover Reuck SE	103,159	16,181,717
Linde PLC	163,161	31,382,591
Morphosys AG (a)	21,800	2,637,693
Morphosys AG sponsored ADR (a)	149,700	4,495,491
MTU Aero Engines Holdings AG	10,962	2,748,563
RWE AG	259,049	7,014,327
SAP SE	485,322	59,323,849
Symrise AG	163,146	15,105,603
Vonovia SE	285,240	13,975,568

TOTAL GERMANY		264,881,187

Hong Kong - 2.1%
AIA Group Ltd.	4,823,279	49,369,966
Techtronic Industries Co. Ltd.	1,060,729	7,888,274

TOTAL HONG KONG		57,258,240

India - 4.8%
Axis Bank Ltd.	1,323,123	12,896,106
Godrej Consumer Products Ltd.	84,356	731,607
HDFC Bank Ltd.	1,098,474	35,784,926
Housing Development Finance Corp. Ltd.	1,125,741	34,564,783
Infosys Ltd. sponsored ADR	394,204	4,462,389
Kotak Mahindra Bank Ltd.	518,403	11,397,807
LIC Housing Finance Ltd.	966,866	7,242,257
Reliance Industries Ltd.	1,529,321	25,747,120

TOTAL INDIA		132,826,995

Indonesia - 1.2%
PT Bank Central Asia Tbk	7,160,262	15,719,485
PT Bank Rakyat Indonesia Tbk	49,830,963	15,790,334

TOTAL INDONESIA		31,509,819

Ireland - 2.3%
CRH PLC	369,941	12,333,655
DCC PLC (United Kingdom)	46,226	3,913,719
Kerry Group PLC Class A	159,082	18,561,338
Kingspan Group PLC (Ireland)	336,615	16,507,633
Ryanair Holdings PLC sponsored ADR (a)	176,979	10,995,705

TOTAL IRELAND		62,312,050

Israel - 0.1%
Check Point Software Technologies Ltd. (a)	36,052	4,036,021
Italy - 1.2%
Enel SpA	988,405	6,761,311
FinecoBank SpA	417,606	4,156,910
Intesa Sanpaolo SpA	3,987,482	8,648,480
Moncler SpA	128,425	5,284,328
Recordati SpA	188,407	8,453,202

TOTAL ITALY		33,304,231

Japan - 17.2%
Bandai Namco Holdings, Inc.	129,526	7,024,574
Daikin Industries Ltd.	141,765	17,595,420
Hitachi High-Technologies Corp.	30,639	1,563,071
Hoya Corp.	568,446	43,917,535
Iriso Electronics Co. Ltd.	40,626	1,867,175
Itochu Corp.	720,471	13,718,296
Kao Corp.	259,399	18,931,139
Keyence Corp.	64,424	37,384,752
KH Neochem Co. Ltd.	136,396	3,413,975
Minebea Mitsumi, Inc.	1,621,332	27,672,066
Misumi Group, Inc.	340,634	7,746,378
Nabtesco Corp.	123,655	3,365,589
Nidec Corp.	59,684	8,072,893
Nitori Holdings Co. Ltd.	156,044	21,128,120
Oracle Corp. Japan	39,070	3,260,921
ORIX Corp.	2,103,659	30,194,536
PALTAC Corp.	84,676	4,171,922
Persol Holdings Co., Ltd.	548,132	13,387,138
Recruit Holdings Co. Ltd.	889,259	30,112,512
Renesas Electronics Corp. (a)	1,944,526	11,600,307
Shimadzu Corp.	178,684	4,332,828
Shin-Etsu Chemical Co. Ltd.	193,196	19,670,424
Shiseido Co. Ltd.	197,192	14,510,289
SMC Corp.	54,667	20,029,659
SoftBank Corp.	292,397	14,929,251
Sony Corp.	310,343	17,650,421
Suzuki Motor Corp.	307,290	12,017,647
Takeda Pharmaceutical Co. Ltd.	162,202	5,582,329
Tokyo Electron Ltd.	75,421	12,774,241
Tsubaki Nakashima Co. Ltd.	126,310	2,196,696
Tsuruha Holdings, Inc.	220,301	22,538,378
Welcia Holdings Co. Ltd.	224,991	10,506,060
Yahoo! Japan Corp.	2,820,803	8,261,936

TOTAL JAPAN		471,128,478

Korea (South) - 0.7%
LG Chemical Ltd.	23,914	6,735,476
SK Hynix, Inc.	189,245	12,064,083

TOTAL KOREA (SOUTH)		18,799,559

Luxembourg - 0.5%
B&M European Value Retail SA	3,338,924	15,023,722
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	639,089	3,217,497
Netherlands - 6.5%
Adyen BV (a)(b)	4,967	3,777,448
ASML Holding NV	205,911	45,879,030
Ferrari NV	36,794	5,932,464
Heineken NV (Bearer)	133,570	14,360,356
Interxion Holding N.V. (a)	48,004	3,614,701
Koninklijke Philips Electronics NV	452,115	21,209,005
NXP Semiconductors NV	181,620	18,777,692
Unilever NV	713,158	41,337,229
Wolters Kluwer NV	337,887	24,522,122

TOTAL NETHERLANDS		179,410,047

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	1,142,363	9,632,134
Norway - 1.3%
Adevinta ASA:
Class A (a)	549,387	6,165,779
Class B	272,000	3,025,020
Equinor ASA	755,180	13,548,697
Schibsted ASA (A Shares)	448,524	12,123,639

TOTAL NORWAY		34,863,135

South Africa - 0.2%
Capitec Bank Holdings Ltd.	81,433	6,665,655
Spain - 0.4%
Amadeus IT Holding SA Class A	51,043	4,032,168
Cellnex Telecom SA (b)	150,295	5,638,502
Masmovil Ibercom SA (a)	37,645	854,297

TOTAL SPAIN		10,524,967

Sweden - 2.2%
ASSA ABLOY AB (B Shares)	858,200	19,684,648
Coor Service Management Holding AB (b)	380,263	3,215,680
Hexagon AB (B Shares)	154,159	7,499,519
Indutrade AB	252,105	7,160,317
Svenska Handelsbanken AB (A Shares)	518,462	4,665,080
Swedbank AB (A Shares)	355,080	4,835,382
Telefonaktiebolaget LM Ericsson (B Shares)	1,585,921	13,875,657

TOTAL SWEDEN		60,936,283

Switzerland - 6.0%
Alcon, Inc. (a)	368,094	21,466,444
Compagnie Financiere Richemont SA Series A	31,958	2,738,585
Julius Baer Group Ltd.	259,939	11,107,876
Lonza Group AG	44,967	15,431,338
Medacta Group SA (b)	36,352	3,179,955
Roche Holding AG (participation certificate)	203,557	54,485,126
Sika AG	195,835	28,354,774
Sonova Holding AG Class B	45,720	10,550,239
Swiss Re Ltd.	164,672	15,987,862

TOTAL SWITZERLAND		163,302,199

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	508,382	21,672,325
United Kingdom - 12.0%
Admiral Group PLC	131,718	3,471,150
Aon PLC	70,837	13,405,902
Ascential PLC (b)	1,122,134	5,433,945
AstraZeneca PLC (United Kingdom)	495,912	42,843,759
Beazley PLC	993,114	6,962,540
Big Yellow Group PLC	311,187	3,742,717
BP PLC sponsored ADR	641,490	25,492,813
Bunzl PLC	416,629	10,893,244
Coca-Cola European Partners PLC	205,991	11,387,182
Compass Group PLC	809,772	20,487,658
InterContinental Hotel Group PLC	172,908	12,012,731
Lloyds Banking Group PLC	26,187,266	16,940,124
London Stock Exchange Group PLC	337,395	27,186,879
Network International Holdings PLC (b)	664,000	4,949,916
Ocado Group PLC (a)	147,776	2,238,293
Prudential PLC	1,686,694	34,702,438
RELX PLC (Euronext N.V.)	1,076,721	25,578,821
Rentokil Initial PLC	2,185,436	11,561,033
Rio Tinto PLC	195,210	11,023,799
Smith & Nephew PLC	780,161	17,661,932
Standard Chartered PLC (United Kingdom)	1,537,632	12,655,580
Tesco PLC	2,683,763	7,269,531

TOTAL UNITED KINGDOM		327,901,987

United States of America - 6.8%
Alphabet, Inc. Class C (a)	12,301	14,966,381
Amgen, Inc.	47,473	8,857,512
Becton, Dickinson & Co.	47,734	12,067,155
Boston Scientific Corp. (a)	341,628	14,505,525
Citigroup, Inc.	167,649	11,929,903
Coty, Inc. Class A	769,876	8,399,347
IQVIA Holdings, Inc. (a)	96,961	15,433,282
Marsh & McLennan Companies, Inc.	136,155	13,452,114
MasterCard, Inc. Class A	120,002	32,672,945
Microsoft Corp.	138,806	18,915,094
QIAGEN NV (a)	71,393	2,692,944
Visa, Inc. Class A	181,904	32,378,912

TOTAL UNITED STATES OF AMERICA		186,271,114

TOTAL COMMON STOCKS
(Cost $2,461,997,838)		2,671,888,527

Money Market Funds - 2.4%
Fidelity Cash Central Fund 2.43% (c)
(Cost $65,183,908)	65,171,496	65,184,530
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,527,181,746)		2,737,073,057
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,674,130
NET ASSETS - 100%		$2,740,747,187

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,677,528 or 2.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,893,896
Fidelity Securities Lending Cash Central Fund	145,188
Total	$2,039,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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